Cash and Cash Equivalents and Restricted Cash and Other Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 271,989	$ 240,378
Restricted cash	7,855	8,797
Total cash and cash equivalents and restricted cash	$ 279,844	$ 249,175	$ 270,052	$ 175,098